Common Stock and Warrants (Details Textual) - USD ($)						4 Months Ended	12 Months Ended			13 Months Ended	15 Months Ended	23 Months Ended	24 Months Ended
	Sep. 03, 2019	Oct. 25, 2018	Oct. 10, 2018	Oct. 05, 2018	Jun. 02, 2014	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013	Sep. 30, 2020	Dec. 31, 2019	Sep. 04, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2017
Common Stock, Shares Authorized (in shares)						250,000,000	250,000,000	250,000,000		250,000,000	250,000,000		250,000,000
Common Stock, Shares, Issued, Total (in shares)						36,350,785	36,350,785	26,455,352		72,514,304	36,350,785		72,514,304
Proceeds from Issuance of Common Stock								$ 4,828,000
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares)								598,568
Common Stock, Shares, Outstanding, Ending Balance (in shares)						36,350,785	36,350,785	26,455,352		72,514,304	36,350,785		72,514,304	67,223,913	56,760,111	14,657,430
Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									143,466
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)									$ 5.85
2013 Warrants [Member]
Debt Instrument, Face Amount									$ 3,800,000
Class of Warrant or Right Issued (in shares)									1,079,453
Series D Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									1,079,453
Deerfield Warrant [Member]
Class of Warrant or Right Issued (in shares)					14,423,076
Deerfield Warrant [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					1,923,077
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 5.85
Warrant Issued to KVK [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.30
Class of Warrant or Right, Additional Shares Exercisable for Each Milestones (in shares)		125,000
Series A Preferred Stock Converted Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)											9,577		9,577
Conversion of Stock, Shares Issued (in shares)							1,112,333	2,080,000			3,192,333		3,192,333
2021NotesConvertedToCommonStockMember
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares)	1,499,894
2021NotesConvertedToSeriesB1PreferredStockMember
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares)	1,576
Series B-1 Preferred Convertible Stock Converted to Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)						1,576	1,576			1,576
Conversion of Stock, Shares Issued (in shares)						1,659,966	1,659,996			1,659,966
Exchanged 2021 Notes for Series A Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)				9,577
Second ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)							0
Cowen and Company, LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares)												762,338
Proceeds from Issuance of Common Stock												$ 4,900,000
RBC Capital Markets, LLC [Member] | Underwriting Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			8,333,334	8,333,334